CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603


                                 March 20, 2012



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                  Re: Guggenheim Defined Portfolios, Series 894
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Ladies and Gentlemen:

         Enclosed please find a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of Units representing the ownership of interests in the subject Fund. This Registration Statement is filed on March 20, 2012, on behalf of Guggenheim Funds Distributors, LLC (the "Sponsor").

         Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

         No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-03763) are intended to apply not only to that series of the Fund, but to all "subsequent series" as well.

         The Fund is expected to be comprised of the following unit investment trusts: Guggenheim Tax-Exempt Strategy Portfolio of CEFs, Series 2, Guggenheim Discount Opportunity Strategy Portfolio of CEFs, Series 2 and Guggenheim Growth & Income Strategy Portfolio of CEFs, Series 2 (the "Trusts"). The Trusts will each invest in portfolios of common shares of closed-end investment companies in accordance with quantitative, objective investment strategies. We ask that the Commission review the Trusts due to the inclusion of hypothetical performance information.

         We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund on May 7, 2012.

         In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Eric F. Fess collect at (312) 845-3781 or Morrison C. Warren (312) 845-3484.

                                                               Very truly yours,


                                                      /s/ Chapman and Cutler LLP
                                                          ----------------------
                                                          CHAPMAN AND CUTLER LLP